Consolidated Companies and Business Acquired and Divested - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020
Disclosure of detailed information about business combination [line items]
Recognition of a financial liability with initial recognition through shareholders equity		€ 48,444,000	€ 47,684,000
ING Lease Italy [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Settlement price	€ 1,162,000
Cash consideration	368,000
Deferred Purchase Price	20,000
Senior Loan facility for the portfolio of lease receivables	€ 774,000
The additional loss			€ (2,000)	€ (123,000)
Payvision Holding BV [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interest acquired			23.00%	75.00%	2.00%
Total consideration, share purchase agrement					€ 90,000
Financial liabilities					€ 90,000
Proportion of ownership interest in associate		100.00%
Transfer between Non-controlling interest and Shareholders equity		€ 1,000
Payvision Holding BV [Member] | Call options [member]
Disclosure of detailed information about business combination [line items]
Share Purchase Agreement Possible Acquisition Percent Of Shares				25.00%
Payvision Holding BV [Member] | Put and call options [Member]
Disclosure of detailed information about business combination [line items]
Recognition of a financial liability with initial recognition through shareholders equity				€ 87,000
Intersoftware Group B.V., Findata Access B.V. and Unitrust B.V. (ISW Group) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interest acquired			80.00%
Total purchase consideration			€ 18,000
Goodwill recognised			€ 17,000